accounts payable and accrued liabilities	6 Months Ended
Jun. 30, 2023
accounts payable and accrued liabilities
accounts payable and accrued liabilities
23	accounts payable and accrued liabilities

	June 30,	December 31,
As at (millions)	2023	2022
Accrued liabilities	$1,371	$1,593
Payroll and other employee-related liabilities	604	656
Restricted share units liability	1	1
	1,976	2,250
Trade accounts payable [1]	936	1,382
Interest payable	214	206
Indirect taxes payable and other	123	109
	$3,249	$3,947

1	The composition of trade accounts payable varies due to factors including suppliers’ invoice timing, data processing cycle timing, the seasonal nature of some of business activities and whether the statement of financial position date is a business day. Trade accounts payable represent future payments for invoices received in respect of both operating and capital activities, and may include amounts for assessed and self-assessed government remittances.

Initiated in 2023, we have a supply chain financing program which allows suppliers of qualifying trade accounts payable to choose to be paid in advance of industry-standard payment terms by an arm’s-length third party; in turn, we reimburse the arm’s-length third party, for the amounts they funded, when the trade accounts payable were otherwise due.